SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement [Line Items]
Options, Outstanding, Beginning	1,577,750	1,027,250	957,750	959,100
Options, Exercisable	908,719
Options, Unvested	669,031
Weighted Average Exercise Price, Beginning	$ 3.00	$ 3.10	$ 3.10	$ 3.40
Stock Option 2
Statement [Line Items]
Options, Outstanding, Beginning	30,000
Options, Exercisable	7,500
Options, Unvested	22,500
Weighted Average Exercise Price, Beginning	$ 3.70
Expiry Date	May 24, 2026
Stock Option 3
Statement [Line Items]
Options, Outstanding, Beginning	72,000
Options, Exercisable	45,000
Options, Unvested	27,000
Weighted Average Exercise Price, Beginning	$ 5.00
Expiry Date	August 17, 2025
Stock Option 4
Statement [Line Items]
Options, Outstanding, Beginning	203,125
Options, Exercisable	152,344
Options, Unvested	50,781
Weighted Average Exercise Price, Beginning	$ 2.20
Expiry Date	May 4, 2025
Stock Option 5
Statement [Line Items]
Options, Outstanding, Beginning	110,000
Options, Exercisable	110,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 4.40
Expiry Date	November 1, 2024
Stock Option 6
Statement [Line Items]
Options, Outstanding, Beginning	144,875
Options, Exercisable	144,875
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 2.00
Expiry Date	July 29, 2024
Stock Option 7
Statement [Line Items]
Options, Outstanding, Beginning	61,000
Options, Exercisable	61,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 3.30
Expiry Date	October 17, 2023
Stock Option 8
Statement [Line Items]
Options, Outstanding, Beginning	59,750
Options, Exercisable	59,750
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 2.80
Expiry Date	April 6, 2023
Stock Option 9
Statement [Line Items]
Options, Outstanding, Beginning	20,000
Options, Exercisable	20,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 3.10
Expiry Date	February 20, 2023
Stock Option 10
Statement [Line Items]
Options, Outstanding, Beginning	86,000
Options, Exercisable	86,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 3.50
Expiry Date	September 1, 2022
Stock Option 11
Statement [Line Items]
Options, Outstanding, Beginning	79,000
Options, Exercisable	79,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 3.30
Expiry Date	June 12, 2022
Stock Option 12
Statement [Line Items]
Options, Outstanding, Beginning	62,000
Options, Exercisable	62,000
Options, Unvested	0
Weighted Average Exercise Price, Beginning	$ 4.90
Expiry Date	January 12, 2022
Stock Option 1
Statement [Line Items]
Options, Outstanding, Beginning	650,000
Options, Exercisable	81,250
Options, Unvested	568,750
Weighted Average Exercise Price, Beginning	$ 2.60
Expiry Date	September 22, 2026